Segment and Geographic Information 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Reconciliation of operating income for reportable segments to the consolidated income before income taxes
Operating income for reportable segments	$ 176,399	$ 168,395	$ 150,763
Adjustments for:
Intangible amortization	13,233	11,465	11,382
Corporate and other income, net	(10,065)	(1,384)	(4,554)
Total operating income	176,399	168,395	150,763
Interest (income) expense, net	165	(9)	1,668
Other Expense (Income), net	(1,431)	1,578	(3,793)
Income Before Income Taxes	177,665	166,826	152,888
Reportable Segment [Member]
Reconciliation of operating income for reportable segments to the consolidated income before income taxes
Operating income for reportable segments	179,567	178,476	157,591
Adjustments for:
Total operating income	179,567	178,476	157,591
Service Center Based Distribution Segment [Member]
Reconciliation of operating income for reportable segments to the consolidated income before income taxes
Operating income for reportable segments	138,484	135,240	115,798
Adjustments for:
Intangible amortization	5,829	3,834	3,384
Total operating income	138,484	135,240	115,798
Fluid Power Businesses [Member]
Reconciliation of operating income for reportable segments to the consolidated income before income taxes
Operating income for reportable segments	41,083	43,236	41,793
Adjustments for:
Intangible amortization	7,404	7,631	7,998
Total operating income	$ 41,083	$ 43,236	$ 41,793